Stock-Based Compensation Plan	12 Months Ended
Dec. 31, 2020
Stock-Based Compensation Plan
Stock-Based Compensation Plan

Note 19 — Stock-Based Compensation Plan

2011 Stock Option Plan

In March 2011, the Company adopted a stock incentive plan (the “2011 Stock Option Plan”) to promote the long-term growth and profitability of the Company. The 2011 Stock Option Plan does this by providing senior management and other employees with incentive to improve shareholder value and contribute to the growth and financial success of the Company by granting equity instruments to these stakeholders. In February 2012, the Company set aside 325,660 shares of common stock for the 2011 Stock Option Plan under an amended stock incentive plan.

The Company estimates the fair value of stock options related to the 2011 Stock Option Plan using the Black-Scholes pricing model. The Black-Scholes option-pricing model requires the use of subjective inputs such as stock price volatility. Changes in the inputs can materially affect the fair value estimates and ultimately the amount of stock-based compensation expense that is recognized.

The expected life input is based on the contractual term as per the agreements with employees, the risk-free interest rate input is based on U.S. Treasury instruments and the volatility input is calculated based on the implied volatility of publicly traded companies in a similar industry with adjustments for size, revenues, and business life cycle. The fair value of shares was estimated based on the Company’s per share price for common stock from the Company’s last financing round.

There were  no grants related to the 2011 Stock Option Plan in the years ended December 31, 2020, 2019, or 2018 and no stock options were exercised during 2020, 2019, or 2018 related to the 2011 Stock Option Plan.

Share-based compensation expense for the years ended December 31, 2020, 2019, and 2018 totaled approximately $45,  $113, and $151, respectively, and has been included in selling, general, and administrative expenses in the accompanying consolidated statements of operations.

The following table summarizes the activity number of stock options outstanding and weighted average exercise price related to the shares set aside for the 2011 Stock Option Plan:

		Weighted
		Averaged
	Number of	Exercise
	Stock Options	Price
Balance (January 1, 2018)	175,150	$5.99
Granted	—	—
Forfeited	(13,500)	5.56
Balance (December 31, 2018)	161,650	6.07
Granted	—	—
Forfeited	(7,500)	6.82
Balance (December 31, 2019)	154,150	6.03
Granted	—	—
Forfeited	—	—
Balance (December 31, 2020)	154,150	6.03
Vested (as of December 31, 2020)	146,613	$5.99

The following summarizes certain information about stock options vested and expected to vest as of December 31, 2020 related to the 2011 Stock Option Plan:

		Weighted	Weighted
		Average	Average
	Number of	Remaining	Exercise
	Options	Contractual Life	Price
Outstanding	154,150	1.67 years	$6.03
Exercisable	146,613	1.67 years	$5.99

As of December 31, 2020, there was approximately $33 of total unrecognized compensation cost related to unvested stock based compensation arrangements, which is expected to be recognized over a weighted-average period of 0.36 years.

Aggregate intrinsic value represents the total pre-tax intrinsic value, which is computed based on the difference between the option exercise price and the estimated fair value of the Company’s common stock at the time such option exercises. This intrinsic value changes based on changes in the fair value of the Company’s underlying stock. There were no stock options exercised in the years ended December 31, 2020, 2019, or 2018. The aggregate intrinsic value for stock options outstanding and options exercisable as of December 31, 2020 is $0.

2017 Stock Option Plan

During the year ended December 31, 2017, the Company adopted a stock incentive plan (the “2017 Stock Option Plan”) to promote the long-term growth and profitability of the Company. The 2017 Stock Option Plan does this by providing senior management and other employees with incentive to improve shareholder value and contribute to the growth and financial success of the Company by granting various equity arrangements to these stakeholders. The Company set aside 601,875 shares of common stock for the 2017 Stock Option Plan.

The terms of the 2017 Stock Option Plan provide for vesting upon certain market and performance conditions, including achieving certain triggering events including specified levels of return on investment upon a sale of the Company. Because the 2017 Stock Option plan has a market-based vesting condition, an open-form valuation model was used to value the stock options. All stock options related to the 2017 Stock Option Plan have an exercise price of $9.82 per share. All stock options related to the 2017 Stock Option Plan expire 10 years after the grant date which ranges from March 2028 to October 2029.

The following summarizes the number of stock options outstanding and weighted average exercise price related to shares set aside for the 2017 Stock Option Plan:

		Weighted
		Averaged
	Number of	Exercise
	Stock Options	Price
Balance (January 1, 2018)	—	—
Granted	261,552	$9.82
Forfeited	(6,500)	9.82
Balance (December 31, 2018)	255,052	9.82
Granted	154,000	9.82
Forfeited	(129,876)	9.82
Balance (December 31, 2019)	279,176	$9.82
Granted	109,500	$9.82
Forfeited	—	$9.82
Balance (December 31, 2019)	388,676	$9.82

The weighted average grant date fair value of options granted during the year ended December 31, 2020, was $0.61.

As of December 31, 2020, there was approximately $236 of total unrecognized compensation cost related to unvested stock options related to the 2017 Stock Option Plan. Management determined no compensation expense was required for the 2017 Stock Option Plan during the years ended December 31, 2020 and 2019 as no triggering events have occurred or were determined to be probable of occurring.

The weighted average inputs used for the 2017 Stock Option Plan were as follows as of December 31, 2020:

Expected volatility	81.00%
Expected dividend yield	—%
Expected term (in years)	5 years
Risk-free interest rate	0.37%